Regulatory Assets, Liabilities, And Balancing Accounts (Long-Term Regulatory Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	$ 5,088	$ 4,733
Cost Of Removal Obligation [Member]
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	3,625	3,460
Recoveries In Excess Of ARO [Member]
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	620	611
Public Purpose Programs [Member]
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	590	499
Other Long-Term Regulatory Liabilities [Member]
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	253	163
Total Long Term Regulatory Liabilities [Member]
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	$ 5,088	$ 4,733